Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash	$ 682,378	$ 2,517,146	$ 19,917,196
Restricted cash	677,730	2,292,662	3,443,172
Accounts receivable, net	894,204	304,959	136,681
Receivables reserved for users	2,965,926	2,941,882	2,290,105
Other receivables	1,292,776	372,283	658,745
Prepaid expenses and other current assets	1,358,808	1,543,053	3,264,344
Total current assets	7,871,822	9,971,985	29,710,243
Equipment, net	35,966	43,925	726,942
Operating lease right-of-use asset	126,064	164,288	1,272,920
Intangible assets, net	27,048,230	30,346,489	45,772,555
Goodwill	6,584,114	22,275,313	40,937,370
Other non-current assets	1,522,328	2,062,176	1,315,009
TOTAL ASSETS	43,188,524	64,864,176	119,735,039
Current liabilities
Accounts payable and accrued expenses	14,399,368	12,344,052	8,458,689
Liabilities to customers	2,848,252	4,671,287	3,057,942
Deferred revenue	1,090,333	575,097	22,110
Senior convertible note	32,221,573	35,000,000
Derivative liability	799,954	9,399,620
Current portion of notes payable and other long-term debt	75,612	139,538	223,217
Operating lease liability – current	422,344	364,269	414,215
Contingent consideration – current	3,012,978	3,328,361
Total current liabilities	54,870,414	65,822,224	12,176,173
Senior convertible note, net of unamortized discount			6,302,504
Notes payable and other long-term debt			221,300
Warrant liability	2,456,730	2,192,730	23,500,000
Deferred income taxes			1,870,861
Operating lease liability – non-current	549,482	669,286	878,809
Contingent consideration – non-current	3,179,934
Total liabilities	61,056,560	68,684,240	44,949,647
Commitments and contingencies (Note 12)
Stockholders’ equity (deficit)
Preferred stock value
Common stock value	846	409	219
Additional paid-in capital	149,006,564	144,914,687	122,362,679
Accumulated deficit	(167,441,699)	(149,140,426)	(46,908,336)
Accumulated other comprehensive loss	(7,365,929)	(7,376,114)	(669,170)
Total stockholders’ equity (deficit)	(25,800,218)	(11,601,444)	74,785,392
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY (DEFICIT)	43,188,524	64,864,176	119,735,039
Series A Cumulative Redeemable Preferred Stock [Member]
Mezzanine equity:
Temporary equity value	7,931,182	7,781,380
Series B Redeemable Preferred Stock [Member]
Mezzanine equity:
Temporary equity value	$ 1,000